CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 618.0	$ 603.9	$ 539.1
Cash flow hedges:
(Loss) gain on valuation of derivative financial instruments	(17.1)	73.8	(10.1)
Deferred income taxes	6.4	(2.8)	(5.7)
Defined benefit plans:
Re-measurement loss	(83.8)	(69.0)	(6.8)
Deferred income taxes	22.2	18.4	1.9
Reclassification to income:
Gain related to cash flows hedges		(1.1)
Deferred income taxes		0.7
Other comprehensive income (loss) from continuing operations	(72.3)	20.0	(20.7)
Comprehensive income (loss) from continuing operations	545.7	623.9	518.4
Income from discontinued operations	33.2	97.5	3.8
Comprehensive income	578.9	721.4	522.2
Comprehensive income from continuing operations attributable to
Shareholders	538.6	617.8	515.6
Non-controlling interests	7.1	6.1	2.8
Comprehensive income attributable to
Shareholders	571.8	715.3	519.4
Non-controlling interests	$ 7.1	$ 6.1	$ 2.8